Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 01, 2021	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding the relationship between executive compensation actually paid to our principal executive officers (“PEOs”) and Non-PEO NEOs and certain Company financial performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, please see “Compensation Discussion and Analysis” beginning on page 31.

Year	Summary Compensation Table Total for Robert A. Katz(1)1 ($)	Summary Compensation Table Total for Kirsten A. Lynch(1) ($)	Compensation Actually Paid to Robert A. Katz(1),(2),(3) ($)	Compensation Actually Paid to Kirsten A. Lynch(1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1),(2),(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Resort Reported EBITDA(5) ($ Millions)
							TSR ($)	Peer Group TSR ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	—	6,195,302	—	7,161,467	1,648,434	1,079,735	129.51	157.45	285.1	834.8
2022	2,022,454	6,609,628	1,866,128	4,684,527	2,275,391	1,588,826	126.04	119.65	368.3	836.9
2021	3,814,789	—	8,379,431	—	2,116,605	4,304,689	158.93	146.93	124.5	544.7

(1)
Robert A. Katz was our PEO from August 1, 2020 to November 1, 2021. Kirsten Lynch was our PEO from November 1, 2021 to the present. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023
Michael Z. Barkin	Michael Z. Barkin	Michael Z. Barkin
David T. Shapiro	David T. Shapiro	David T. Shapiro
James C. O'Donnell	James C. O'Donnell	James C. O'Donnell
Kirsten A. Lynch	Ryan Bennett	Robert A. Katz
Patricia A. Campbell		Ryan Bennett
Angela A. Korch
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs computed in accordance with Item 402(v) of Regulation S-K as set forth below. Adjusted equity values are calculated in accordance with FASB ASC Topic 718. The same valuation methodologies to create the underlying assumptions were used to calculate the fair values of equity awards as those disclosed at the time of grant. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. The Company did not have a defined benefit pension plan in the covered years, so no pension adjustments were made.

Year	Summary Compensation Table Total for Robert Katz ($)	Exclusion of Stock Awards and Option Awards for Robert Katz ($)	Inclusion of Adjusted Equity Values for Robert Katz ($)	Total Compensation Actually Paid to Robert Katz ($)
2022	2,022,454	(999,833)	843,507	1,866,128
2021	3,814,789	(2,971,795)	7,536,437	8,379,431

Year	Summary Compensation Table Total for Kirsten Lynch ($)	Exclusion of Stock Awards and Option Awards for Kirsten Lynch ($)	Inclusion of Adjusted Equity Values for Kirsten Lynch ($)	Total Compensation Actually Paid to Kirsten Lynch ($)
2023	6,195,302	(4,769,816)	5,735,981	7,161,467
2022	6,609,628	(4,499,972)	2,574,871	4,684,527
Year	Summary Compensation Table Total for Non- PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Adjusted Equity Values for Non- PEO NEOs ($)	Total Average Compensation Actually Paid to Non- PEO NEOs ($)
2023	1,648,434	(977,487)	408,788	1,079,735
2022	2,275,391	(1,331,959)	645,394	1,588,826
2021	2,116,605	(1,495,765)	3,683,849	4,304,689
The amounts in the Inclusion of Adjusted Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Robert Katz ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Robert Katz ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Robert Katz ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Robert Katz ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Robert Katz ($)	Total - Inclusion of Adjusted Equity Values for Robert Katz ($)
2022	570,565	(1,250,375)	—	1,523,317	—	843,507
2021	5,624,664	1,541,752	—	370,021	—	7,536,437

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Kirsten Lynch ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Kirsten Lynch ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Kirsten Lynch ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Kirsten Lynch ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Kirsten Lynch ($)	Total - Inclusion of Adjusted Equity Values for Kirsten Lynch ($)
2023	6,048,457	6,587	—	(319,063)	—	5,735,981
2022	2,575,970	(845,576)	—	844,477	—	2,574,871

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Adjusted Equity Values for Non- PEO NEOs ($)
2023	900,201	(189)	—	(150,012)	(341,212)	408,788
2022	760,099	(494,312)	—	379,607	—	645,394
2021	2,633,281	873,537	—	177,031	—	3,683,849
(4)
The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the Dow Jones U.S. Travel & Leisure Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended July 31, 2023. The comparison assumes $100 was invested for the period starting July 31, 2020, through the end of the listed year in the Company and in the Dow Jones U.S. Travel & Leisure Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Resort Reported EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023. Resort Reported EBITDA is a non-GAAP financial measure, calculated as earnings before interest, taxes, depreciation and amortization, as reported for our Mountain and Lodging segments combined. For a reconciliation of the differences between Resort Reported EBITDA and the most directly comparable GAAP financial measure, see Appendix A of this proxy statement. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name			Resort Reported EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
Robert A. Katz was our PEO from August 1, 2020 to November 1, 2021. Kirsten Lynch was our PEO from November 1, 2021 to the present. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023
Michael Z. Barkin	Michael Z. Barkin	Michael Z. Barkin
David T. Shapiro	David T. Shapiro	David T. Shapiro
James C. O'Donnell	James C. O'Donnell	James C. O'Donnell
Kirsten A. Lynch	Ryan Bennett	Robert A. Katz
Patricia A. Campbell		Ryan Bennett
Angela A. Korch

Peer Group Issuers, Footnote [Text Block]
(4)
The Peer Group Total Shareholder Return (“TSR”) set forth in this table utilizes the Dow Jones U.S. Travel & Leisure Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended July 31, 2023. The comparison assumes $100 was invested for the period starting July 31, 2020, through the end of the listed year in the Company and in the Dow Jones U.S. Travel & Leisure Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs computed in accordance with Item 402(v) of Regulation S-K as set forth below. Adjusted equity values are calculated in accordance with FASB ASC Topic 718. The same valuation methodologies to create the underlying assumptions were used to calculate the fair values of equity awards as those disclosed at the time of grant. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. The Company did not have a defined benefit pension plan in the covered years, so no pension adjustments were made.

Year	Summary Compensation Table Total for Robert Katz ($)	Exclusion of Stock Awards and Option Awards for Robert Katz ($)	Inclusion of Adjusted Equity Values for Robert Katz ($)	Total Compensation Actually Paid to Robert Katz ($)
2022	2,022,454	(999,833)	843,507	1,866,128
2021	3,814,789	(2,971,795)	7,536,437	8,379,431

Year	Summary Compensation Table Total for Kirsten Lynch ($)	Exclusion of Stock Awards and Option Awards for Kirsten Lynch ($)	Inclusion of Adjusted Equity Values for Kirsten Lynch ($)	Total Compensation Actually Paid to Kirsten Lynch ($)
2023	6,195,302	(4,769,816)	5,735,981	7,161,467
2022	6,609,628	(4,499,972)	2,574,871	4,684,527
The amounts in the Inclusion of Adjusted Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Robert Katz ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Robert Katz ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Robert Katz ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Robert Katz ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Robert Katz ($)	Total - Inclusion of Adjusted Equity Values for Robert Katz ($)
2022	570,565	(1,250,375)	—	1,523,317	—	843,507
2021	5,624,664	1,541,752	—	370,021	—	7,536,437

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Kirsten Lynch ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Kirsten Lynch ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Kirsten Lynch ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Kirsten Lynch ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Kirsten Lynch ($)	Total - Inclusion of Adjusted Equity Values for Kirsten Lynch ($)
2023	6,048,457	6,587	—	(319,063)	—	5,735,981
2022	2,575,970	(845,576)	—	844,477	—	2,574,871

Non-PEO NEO Average Total Compensation Amount			$ 1,648,434	$ 2,275,391	$ 2,116,605
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,079,735	1,588,826	4,304,689
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs computed in accordance with Item 402(v) of Regulation S-K as set forth below. Adjusted equity values are calculated in accordance with FASB ASC Topic 718. The same valuation methodologies to create the underlying assumptions were used to calculate the fair values of equity awards as those disclosed at the time of grant. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. The Company did not have a defined benefit pension plan in the covered years, so no pension adjustments were made.

Year	Summary Compensation Table Total for Non- PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Adjusted Equity Values for Non- PEO NEOs ($)	Total Average Compensation Actually Paid to Non- PEO NEOs ($)
2023	1,648,434	(977,487)	408,788	1,079,735
2022	2,275,391	(1,331,959)	645,394	1,588,826
2021	2,116,605	(1,495,765)	3,683,849	4,304,689
The amounts in the Inclusion of Adjusted Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Adjusted Equity Values for Non- PEO NEOs ($)
2023	900,201	(189)	—	(150,012)	(341,212)	408,788
2022	760,099	(494,312)	—	379,607	—	645,394
2021	2,633,281	873,537	—	177,031	—	3,683,849

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Resort Reported EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Resort Reported EBITDA during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the Dow Jones U.S. Travel & Leisure Index over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
Resort Reported EBITDA was the only financial performance measure that the Company used to link Compensation Actually Paid to our PEO and Non-PEO NEOs for 2023 to Company performance.

Total Shareholder Return Amount			$ 129.51	126.04	158.93
Peer Group Total Shareholder Return Amount			157.45	119.65	146.93
Net Income (Loss)			$ 285,100,000	$ 368,300,000	$ 124,500,000
Company Selected Measure Amount			834,800,000	836,900,000	544,700,000
PEO Name	Robert A. Katz	Kirsten Lynch	Kirsten Lynch		Robert A. Katz
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Resort Reported EBITDA
Non-GAAP Measure Description [Text Block]
(5)
We determined Resort Reported EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in 2023. Resort Reported EBITDA is a non-GAAP financial measure, calculated as earnings before interest, taxes, depreciation and amortization, as reported for our Mountain and Lodging segments combined. For a reconciliation of the differences between Resort Reported EBITDA and the most directly comparable GAAP financial measure, see Appendix A of this proxy statement. This performance measure may not have been the most important financial performance measure for years 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Robert A. Katz [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 0	$ 2,022,454	$ 3,814,789
PEO Actually Paid Compensation Amount			0	1,866,128	8,379,431
Kirsten A. Lynch [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			6,195,302	6,609,628	0
PEO Actually Paid Compensation Amount			7,161,467	4,684,527	0
PEO [Member] | Robert A. Katz [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(999,833)	(2,971,795)
PEO [Member] | Robert A. Katz [Member] | Adjusted Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				843,507	7,536,437
PEO [Member] | Robert A. Katz [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				570,565	5,624,664
PEO [Member] | Robert A. Katz [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,250,375)	1,541,752
PEO [Member] | Robert A. Katz [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Robert A. Katz [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,523,317	370,021
PEO [Member] | Robert A. Katz [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Kirsten A. Lynch [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,769,816)	(4,499,972)
PEO [Member] | Kirsten A. Lynch [Member] | Adjusted Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,735,981	2,574,871
PEO [Member] | Kirsten A. Lynch [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,048,457	2,575,970
PEO [Member] | Kirsten A. Lynch [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,587	(845,576)
PEO [Member] | Kirsten A. Lynch [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Kirsten A. Lynch [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(319,063)	844,477
PEO [Member] | Kirsten A. Lynch [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
Non-PEO NEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(977,487)	(1,331,959)	(1,495,765)
Non-PEO NEO [Member] | Adjusted Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			408,788	645,394	3,683,849
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year that Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			900,201	760,099	2,633,281
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(189)	(494,312)	873,537
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(150,012)	379,607	177,031
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (341,212)	$ 0	$ 0